CONVERTIBLE PROMISSORY NOTES PAYABLE	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
CONVERTIBLE PROMISSORY NOTES PAYABLE
Balance, December 31, 2018	648,851

Issuances	242,685
Repayments	(33,058)
Conversions to Common Shares	(79,799)
Interest Accrued	12,926
Unrealized Foreign Exchange Adjustment	(13,971)

Balance, March 31, 2019	777,634

On January 29, 2019, the Company issued a convertible promissory note in the amount of $57,798 (US$44,000). The note is unsecured, bears interest at 10% per annum from the date of issuance and matures on January 29, 2020.

On January 29, 2019, the Company issued a convertible promissory note in the amount of $56,309 (US$43,000). The note is unsecured, bears interest at 12% per annum from the date of issuance and matures on November 15, 2019.

On March 5, 2019, the Company issued a convertible promissory note in the amount of $71,126 (US$53,000). The note is unsecured, bears interest at 12% per annum from the date of issuance and matures on January 15, 2020.

On March 28, 2019, the Company issued a convertible promissory note in the amount of $57,461 (US$43,000). The note is unsecured, bears interest at 12% per annum from the date of issuance and matures on January 30, 2020.

Any amount of interest or principal that is not paid on the maturity date bears interest at 22% to 24% per annum from the maturity date to the date of payment. Any amount of principal and/or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common share of the Company at a price equal to 61% of the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days prior to a Notice of Conversion. The Company may prepay the principal and all accrued interest at any time between the date of issuance and the maturity date, together with a prepayment premium of between 15% and 40% of the amount prepaid, determined by reference to the date of repayment.

On January 31, 2019, the Company repaid $33,058 (US$25,500), being the outstanding balance of a convertible promissory note issued to a consultant during 2018

During the period ended March 31, 2019 the Company converted a portion of a convertible promissory note totaling $79,799 (US$61,630) and issued 14,662,819 common shares of the Company.